Selected Quarterly Financial Information	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Information
(16) Selected Quarterly Financial Information (unaudited)

Summarized quarterly financial data for December 31, 2018 and 2017 is as follows:

	Year Ended December 31, 2018
	Quarter (unaudited)
(in millions)	First	Second	Third	Fourth
Net sales	$1,536	$1,915	$1,935	$1,738
Cost of materials and other (a)	1,179	1,560	1,556	1,388
Direct operating expenses (a)	130	140	120	127
Operating income	136	108	164	124
Net income	93	70	108	95
Net income attributable to noncontrolling interest	33	24	28	22
Net income attributable to CVR Energy stockholders	$60	$46	$80	$73

Basic and diluted earnings per share	$0.69	$0.53	$0.84	$0.73
Dividends declared per share	$0.50	$0.50	$0.75	$0.75

Weighted-average common shares outstanding - basic and diluted	86.8	86.8	95.8	100.6

	Year Ended December 31, 2017
	Quarter (unaudited)
(in millions)	First	Second	Third	Fourth
Net sales	$1,507	$1,434	$1,454	$1,593
Cost of materials and other (a)	1,209	1,229	1,149	1,366
Direct operating expenses (a)	124	121	140	131
Operating income (loss)	84	(7)	72	(4)
Net income (loss)	41	(28)	35	210
Net income (loss) attributable to noncontrolling interest	14	(10)	1	(10)
Net income (loss) attributable to CVR Energy stockholders	$27	$(18)	$34	$220

Basic and diluted earnings (loss) per share	$0.31	$(0.21)	$0.39	$2.53
Dividends declared per share	$0.50	$0.50	$0.50	$0.50

Weighted-average common shares outstanding - basic and diluted	86.8	86.8	86.8	86.8

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(a)	Excludes depreciation and amortization expenses.